Income Taxes - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
Federal statutory income tax rate	21.00%	35.00%	35.00%
Total foreign tax rate differential:	(12.10%)	(20.00%)	(9.10%)
State and local tax, net	2.30%	0.20%	1.60%
Tax on GILTI	3.30%	0.00%	0.00%
Repatriation on certain foreign earnings from prior and current periods	9.40%	0.80%	0.00%
Tax benefits on certain foreign investments	0.00%	(12.80%)	(3.30%)
Domestic production activities deduction	(1.10%)	(2.40%)	(0.60%)
Amended prior period tax returns and corresponding favorable audit adjustments	0.00%	(6.80%)	(2.30%)
Net impact of uncertain tax positions	(0.60%)	4.80%	(1.00%)
Changes in valuation allowances	(3.40%)	1.40%	0.60%
U.S. tax reform, transition tax	0.021	0.178	0
U.S. tax reform, tax effect on net deferred tax liabilities	(5.40%)	(18.00%)	0.00%
Other	(1.40%)	0.70%	0.90%
Effective income tax rate	14.10%	0.70%	21.80%
Asia
Income Tax Contingency [Line Items]
Total foreign tax rate differential:	0.40%	(2.20%)	(2.10%)
Europe
Income Tax Contingency [Line Items]
Total foreign tax rate differential:	(11.60%)	(16.20%)	(4.80%)
Canada and Mexico
Income Tax Contingency [Line Items]
Total foreign tax rate differential:	(0.90%)	(1.60%)	(2.20%)